Vessels (Tables)	9 Months Ended
Sep. 30, 2023
Vessels [Abstract]
Vessel Costs
Vessels

Cost of Vessels
$ in thousands
At January 1, 2023	1,997,196
Transferred from vessels upgrades	128,791
Retirement [1]	(9,040)
At September 30, 2023	2,116,946

Depreciation and amortization
$ in thousands
At January 1, 2023	735,198
Depreciation and amortization [2]	78,897
Retirement [1]	(9,040)
At September 30, 2023	805,055

Carrying Amount
$ in thousands
At January 1, 2023	1,261,998
At September 30, 2023	1,311,892
[1]Relates to completed depreciation of drydocking for DHT Bronco, DHT Colt, DHT Mustang, DHT Scandinavia and DHT Stallion.
[2] Relates solely to depreciation of vessels, drydocking, and EGCS. Depreciation of office leases and other property, plant, and equipment represents an additional $1,530 thousand, which combined with the depreciation of vessels, drydocking, and EGCS comprises $80,427 thousand in depreciation and amortization.
Advances for vessel and vessel upgrades
Cost of advances for vessel and vessel upgrades relates to prepaid drydocking.

Cost of advances of vessel and vessel upgrades
$ in thousands
At January 1, 2023	4,583
Additions	124,223
Transferred to vessels	(128,791)
At September 30, 2023	15